Financing Costs And Income - Schedule of Financing Costs and Financing Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Financing Costs and Financing Income [abstract]
Interest on long-term debt	$ 50.5	$ 40.7
Transaction costs on long-term debt	8.9	2.1
Interest and commitment fees on revolving credit facilities	5.6	4.4
Net interest on employee future benefit liabilities (Note 17)	5.7	5.5
Financial guarantee losses	1.2	0.8
Unwinding of discount of provisions	2.5	1.2
Other	2.5	1.9
Financing costs	76.9	56.6
Financing income	(3.0)	(2.2)
Total	$ 73.9	$ 54.4